Cash and Cash Equivalents - Additional Information (Detail) € in Millions, $ in Billions	Dec. 31, 2025 EUR (€)	Jul. 17, 2025 EUR (€)	Jul. 17, 2025 USD ($)	Mar. 05, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
Cash and cash equivalent [Line Items]
Cash and cash equivalents subject to contractual restrictions	€ 401				€ 300
Contingent consideration recognised as of acquisition date				€ 19
Intelsat Holdings S.à r.l. [Member]
Cash and cash equivalent [Line Items]
Contingent consideration recognised as of acquisition date		€ 2,200	$ 2.6